Average Annual Total Returns - Class S Shares - Alger Large Cap Growth Portfolio	Class S 1 Year	Class S 5 Years	Class S 10 Years	Class S Inception Date	Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes) 1 Year	Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes) 5 Years	Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes) 10 Years
Total	66.67%	22.15%	16.11%	May 01, 2002	38.49%	21.00%	17.21%